Others - Provisions Matrix (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial instruments
Financial assets	$ 170,824	$ 171,521
Accounts receivable
Financial instruments
Financial assets	8,560	7,902
Cost | Accounts receivable
Financial instruments
Financial assets	8,646	8,168
Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (86)	$ (266)
Not past due | Minimum
Financial instruments
Expected credit loss rate	0.04%	0.11%
Not past due | Maximum
Financial instruments
Expected credit loss rate	0.21%	0.32%
Not past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 8,212	$ 7,535
Not past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (5)	$ (12)
Up to 30 days past due | Minimum
Financial instruments
Expected credit loss rate	2.05%	6.48%
Up to 30 days past due | Maximum
Financial instruments
Expected credit loss rate	14.71%	30.86%
Up to 30 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 100	$ 261
Up to 30 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (7)	$ (49)
31~90 days past due | Minimum
Financial instruments
Expected credit loss rate	2.26%	8.36%
31~90 days past due | Maximum
Financial instruments
Expected credit loss rate	23.88%	42.53%
31~90 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 243	$ 213
31~90 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (14)	$ (76)
91~180 days past due | Minimum
Financial instruments
Expected credit loss rate	9.94%	22.69%
91~180 days past due | Maximum
Financial instruments
Expected credit loss rate	93.88%	97.44%
91~180 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 46	$ 65
91~180 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (27)	$ (35)
Over 181 days past due
Financial instruments
Expected credit loss rate	100.00%	100.00%
Over 181 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 45	$ 94
Over 181 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (33)	$ (94)